Description of Business, Organization, and Liquidity (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Impairment of goodwill			$ 3,246,149
Cash flow from operations	713,000		(1,083,809)		22,217
Net proceeds from the issuance of common stock			2,158,152
Cash on hand	368,136	43,161	1,082,290	[1]	29,784	23,045
Acquisition description	. The merger consideration for the Acquisition consisted of 32,000,000 shares of Eurocan's common stock. In addition, certain of Eurocan's stockholders cancelled an aggregate of 24,910,000 shares of Eurocan's common stock held by them. As a result, on October 31, 2014, Eurocan had 40,000,000 shares of common stock issued and outstanding, of which 32,000,000 shares were held by the former members of the LLC.		The merger consideration for the Acquisition consisted of 32,000,000 shares of Eurocan's common stock. In addition, certain of Eurocan's stockholders cancelled an aggregate of 24,910,000 shares of Eurocan's common stock held by them. As a result, on October 31, 2014, Eurocan had 40,000,000 shares of common stock issued and outstanding, of which 32,000,000 shares were held by the former members of the LLC.
Net Loss	$ (831,018)	$ (25,279)	$ (4,057,171)		$ 86,986

[1]	(1) Derived from the Company's December 31, 2014 audited financial statements